Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of cash and cash equivalents [line items]
Cash on hand	₽ 7	₽ 8
Other cash and cash equivalents	0	3
Total cash and cash equivalents	2,452	1,689	₽ 3,079	₽ 4,074
Russia, rubles [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	617	683
U.S. dollars [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	1,377	482
Euro [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	305	404
Other currencies [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	₽ 146	₽ 109